Cover	12 Months Ended
Dec. 31, 2020 shares
Entity Addresses [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2020
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	1-33198
Entity Registrant Name	ALTERA INFRASTRUCTURE L.P.
Entity Incorporation, State or Country Code	1T
Entity Address, Address Line One	Altera House, Unit 3, Prospect Park, Arnhall Business Park
Entity Address, City or Town	Westhill, Aberdeenshire
Entity Address, Postal Zip Code	AB32 6FJ
Entity Address, Country	GB
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Amendment Flag	false
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Central Index Key	0001382298
Series A Preferred Units
Entity Addresses [Line Items]
Title of 12(b) Security	Series A Preferred Units
Trading Symbol	ALIN PR A
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	5,876,533
Series B Preferred Units
Entity Addresses [Line Items]
Title of 12(b) Security	Series B Preferred Units
Trading Symbol	ALIN PR B
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	4,910,019
Series E Preferred Units
Entity Addresses [Line Items]
Title of 12(b) Security	Series E Preferred Units
Trading Symbol	ALIN PR E
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	4,703,023
Class A Common Units
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	5,217,093
Class B Common Units
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	405,931,898
Business Contact
Entity Addresses [Line Items]
Entity Address, Address Line One	Altera House, Unit 3, Prospect Park, Arnhall Business Park
Entity Address, City or Town	Westhill, Aberdeenshire
Entity Address, Postal Zip Code	AB32 6FJ
Entity Address, Country	GB
City Area Code	+44
Local Phone Number	1224 568 200
Contact Personnel Name	Mark Mitchell
Contact Personnel Email Address	mark.mitchell@alterainfra.com